Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions
Summary of related-party transactions and balances

A summary of related-party transactions and balances with 4Catalyzer are as follows (in thousands):

	Year ended December 31,
	2021	2020	2019
Total incurred for operating expenses	$583	$5,571	$7,721

	December 31,
	2021	2020
Due from related parties	$—	$38
Due to related parties	88	154